ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2011
Components of Accrued Expenses and Other Payables

Components of accrued expenses and other payables are as follows:

	December 31, 2010	December 31, 2011
Purchase of equipment	404,557	478,197
Withholding individual income tax payable (a)	46,262	47,652
Income tax payables	31,854	6,207
Accrued payroll and welfare	15,555	11,577
Other payable due to customers (Note 12)	206,217	89,491
Other accruals and payable	46,827	116,264

	751,272	749,388

(a)	Withholding individual income tax payable